COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.23

Client Name:
Client Project Name:	COLT 2024-INV3
Start - End Dates:	11/2/2023 - 6/12/2024
Deal Loan Count:	127

Conditions Report 2.0

Loans in Report:	127
Loans with Conditions:	44

0 - Total Active Conditions

40 - Total Satisfied Conditions

30 - Credit Review Scope
3 - Category: Application
9 - Category: Assets
1 - Category: Income/Employment
2 - Category: Insurance
9 - Category: Legal Documents
1 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
2 - Category: Title
8 - Property Valuations Review Scope
3 - Category: Appraisal
2 - Category: FEMA
3 - Category: Property
2 - Compliance Review Scope
2 - Category: Documentation
21 - Total Waived Conditions

14 - Credit Review Scope
3 - Category: Assets
3 - Category: Credit/Mtg History
1 - Category: Income/Employment
3 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
7 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: FEMA
4 - Category: Property

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.